Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Summary Of VIE Consolidated By FHN

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$4,914	N/A
Loans, net of unearned income	640,778	N/A
Less: Allowance for loan losses	31,826	N/A

Total net loans	608,952	N/A

Other assets	13,418	58,690

Total assets	$627,284	$58,690

Liabilities:
Term borrowings	$620,127	N/A
Other liabilities	92	50,508

Total liabilities	$620,219	$50,508

The following table summarizes VIEs consolidated by FHN as of December 31, 2010:

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$3,143	N/A
Loans, net of unearned income	757,491	N/A
Less: Allowance for loan losses	47,452	N/A

Total net loans	710,039	N/A

Other assets	19,658	61,323

Total assets	$732,840	$61,323

Liabilities:
Noninterest-bearing deposits	$1,203	N/A
Term borrowings	754,521	N/A
Other liabilities	101	57,218

Total liabilities	$755,825	$57,218

Summary Of VIE Not Consolidated By FHN

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$70,923	$-	Other assets
New market tax credit LLCs (b)(c)	20,932	-	Other assets
Small issuer trust preferred holdings (d)	447,156	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	61,956	52,218	(e)
Proprietary Trust Preferred Issuances (f)	N/A	206,186	Term borrowings
Proprietary & agency residential mortgage securitizations	497,794	-	(g)
Holdings of agency mortgage-backed securities (d)	3,211,442	-	(h)
Short positions in agency mortgage-backed securities (f)	N/A	736	Trading liabilities
Commercial loan troubled debt restructurings (i)(j)	91,600	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. $15.3 million of the initial investment was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(e)	$112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.

(f)	No exposure to loss due to the nature of FHN's involvement.

(g)

Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.

(h)	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.

(i)

Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(j)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes VIEs that are not consolidated by FHN as of December 31, 2010:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$88,923	$-	Other assets
Small issuer trust preferred holdings (c)	465,157	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	62,920	51,241	(d)
Proprietary trust preferred issuances (e)	N/A	309,279	Term borrowings
Proprietary & agency residential mortgage securitizations	404,282	-	(f)
Holdings of agency mortgage-backed securities (c)	2,967,845	-	(g)
Short positions in agency mortgage-backed securities (e)	N/A	1,804	Trading liabilities
Commercial loan troubled debt restructurings (h)(i)	119,353	-	Loans, net of unearned income
Managed discretionary trusts (e)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $87.7 million of current investments and $1.3 million of contractual funding commitments. Only the current investment amount is included in Other Assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(d)	$112.5 million was classified as Loans, net of unearned income, and $1.7 million was classified as Trading securities which are offset by $51.2 million classified as Term borrowings.

(e)	No exposure to loss due to the nature of FHN's involvement.

(f)

Includes $100.9 million and $75.2 million classified as Mortgage servicing rights and $14.0 million and $21.4 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $262.5 million are classified as Other assets and is offset by aggregate custodial balances of $69.8 million classified as Noninterest-bearing deposits.

(g)	Includes $329.1 million classified as Trading securities and $2.6 billion classified as Securities available for sale.

(h)

Maximum loss exposure represents $115.5 million of current receivables and $3.8 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(i)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.